Earnings per share - Narrative (Details) - shares	2 Months Ended	12 Months Ended
	Mar. 08, 2018	Dec. 31, 2017
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period		3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)		19,817,325,868
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)	61,262,729
Decrease in number of ordinary shares outstanding (in shares)	34,787,890